CONTINGENT ASSETS & LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 410	$ 462